Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 129,749	$ 87,550	$ 58,953
Business tax	(2,789)	(1,785)	(1,790)
Net revenues	126,960	85,765	57,163
Cost of revenues	(35,021)	(28,328)	(20,031)
Gross profit	91,939	57,437	37,132
Operating expenses
Research and development	(23,720)	(12,732)	(7,338)
Selling and marketing	(16,428)	(9,335)	(5,608)
General and administrative	(15,114)	(12,769)	(9,613)
Impairments of intangible assets	(19)
Total operating expenses	(55,281)	(34,836)	(22,559)
Government subsidies	163	748	1,016
Operating income	36,821	23,349	15,589
Gain on re-measurement of fair value of the equity method investment	995
Investment income			109
Interest income	5,226	1,991	295
Change in fair value of forward contract	2,465	(2,465)
Foreign exchange gains/ (loss)	(1,579)	1,504
Other income	188	94
Income before income taxes, share of net income/ (loss) of equity accounted investment and discontinued operations	44,116	24,473	15,993
Income tax expense	(5,086)	(4,041)	(1,144)
Share of net income/ (loss) of equity method investment, net of tax	(653)	(238)	156
Income from continuing operations	38,377	20,194	15,005
Discontinued operations:
Loss from discontinued operations before income tax			(4,328)
Income tax benefit			147
Loss from discontinued operations, net of tax			(4,181)
Net income	38,377	20,194	10,824
Less: Net income attributable to noncontrolling interest	1,842	1,059	433
Net income attributable to AutoNavi Holdings Limited shareholders	36,535	19,135	10,391
Net income from continuing operations attributable to AutoNavi Holdings Limited shareholders:
Basic	$ 0.19	$ 0.11	$ 0.10
Diluted	$ 0.18	$ 0.10	$ 0.10
Net loss on discontinued operations attributable to AutoNavi Holdings Limited shareholders:
Basic			$ (0.03)
Diluted			$ (0.03)
Net income attributable to AutoNavi Holdings Limited shareholders
Basic	$ 0.19	$ 0.11	$ 0.07
Diluted	$ 0.18	$ 0.10	$ 0.07
Weighted average number of shares used in calculating net income per ordinary share
Basic	190,132,407	149,684,032	115,675,022
Diluted	201,230,735	182,696,079	157,188,766
Cost Of Revenues [Member]
Share-based compensation expense included in
Allocated Share-based Compensation Expense	232	608	268
Research And Development Expense [Member]
Share-based compensation expense included in
Allocated Share-based Compensation Expense	2,464	1,559	601
Selling And Marketing [Member]
Share-based compensation expense included in
Allocated Share-based Compensation Expense	1,705	1,324	143
General And Administrative [Member]
Share-based compensation expense included in
Allocated Share-based Compensation Expense	961	2,966	1,864
Discontinued Operations [Member]
Share-based compensation expense included in
Allocated Share-based Compensation Expense			$ 1,956